072-P1 09/26

TEMPLETON INCOME TRUST
SUPPLEMENT DATED SEPTEMBER 16, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED MAY 1, 2026, OF
TEMPLETON SUSTAINABLE EMERGING MARKETS BOND FUND (THE “FUND”)

Effective September 18, 2026, the following supersedes any and all disclosure to the contrary in the Fund’s Summary Prospectus, Prospectus and SAI:

The portfolio managers primarily responsible for the day-to-day management of the Fund are Michael Hasenstab, Ph.D. (lead portfolio manager), Calvin Ho, Ph.D. (portfolio manager) and Jaap Willems (portfolio manager).

Please retain this supplement for future reference.